DESCRIPTION OF THE PLAN (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 yr
EBP, Description of Plan [Line Items]
Requisite minimum age	18 years
Requisite service period	12 months
Participant contribution	85.00%
Automatic deferral rate	4.00%
Age eligible for catch up contributions	50
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	4.00%
Employer contribution vesting percentage	100.00%
EBP, employees with 15 or more years of vesting service prior to January 1, 2011
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	6.00%
Employer contribution vesting service period	15 years
EBP, Employer Contribution, Tranche One
EBP, Description of Plan [Line Items]
Employer contribution vesting service period	1 year
Employer contribution vesting percentage	50.00%
EBP, Employer Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Employer contribution vesting service period	2 years
Employer contribution vesting percentage	100.00%